Consolidated statements of financial position - CNY (¥) ¥ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Non-current assets
Property, plant and equipment		¥ 12,179,504	¥ 11,310,032
Right-of-use assets		379,805	385,643
Investment properties		336,863	352,188
Construction in progress		3,748,461	3,293,177
Investments accounted for using the equity method		3,504,393	4,088,888
Financial assets at fair value through other comprehensive income		5,000	5,000
Time deposits with banks		3,389,559	5,581,435
Deferred tax assets		991,850	184,143
Other non-current assets		835,400	787,807
Non-current assets		25,370,835	25,988,313
Current assets
Inventories		7,294,060	5,923,525
Financial assets at fair value through other comprehensive income		582,354	1,047,690
Derivative financial instruments		0	81,405
Trade receivables		69,351	77,425
Other receivables		107,507	47,597
Prepayments		17,832	30,364
Value added tax recoverable		1,057,463	13,322
Amounts due from related parties		2,638,983	1,212,331
Cash and cash equivalents		889,413	5,112,010
Time deposits with banks		3,108,919	7,386,607
Current assets		15,765,882	20,932,276
Total assets		41,136,717	46,920,589
Equity and liabilities
Share capital		10,823,814	10,823,814
Reserves		15,403,868	19,418,325
Equity attributable to owners of the Company		26,227,682	30,242,139
Non-controlling interests		127,681	135,259
Total equity		26,355,363	30,377,398
Non-current liabilities
Borrowings		700,000	700,000
Lease liabilities		7,513	1,384
Deferred tax liabilities		30,895	33,344
Deferred income		44,608	12,720
Non-current liabilities		783,016	747,448
Current liabilities
Borrowings		1,550,000	1,559,800
Lease liabilities		8,738	3,229
Derivative financial instruments		0	23,804
Contract liabilities		372,760	424,607
Trade and other payables		2,926,534	3,095,694
Amounts due to related parties	[1]	7,887,809	6,304,816
Current tax liabilities		931,852	3,865,231
Staff salaries and welfares payable		317,891	260,096
Income tax payable		2,754	258,466
Current liabilities		13,998,338	15,795,743
Total liabilities		14,781,354	16,543,191
Total equity and liabilities		¥ 41,136,717	¥ 46,920,589

[1]	Amounts due to related parties – measured at FVPL represents the obligation that the Company needs to return the crude oil to its related party with maturity of less than 1 year, which is measured at fair value through profit or loss.